LEASES (Tables)	12 Months Ended
Dec. 31, 2016
Operating Leased Assets [Line Items]
Future minimum rental payments	The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

(in thousands of $)
2017	15,413
2018	649
2019	365
2020	230
2021	—
Thereafter	—
16,657

Schedule of minimum future revenues on bareboat charters	The minimum future revenues to be received under these contracts as of December 31, 2016 are as follows:

(in thousands of $)
2017	89,277
2018	2,426
2019	—
2020	—
2021	—
Thereafter	—
91,703